UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	March 31, 2002

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  May 15, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$456,263


List of Other Included Managers:

No. 13F File Number		Name










WALTER F. HAR
RISON, III











FO
RM 13F











AS OF MARCH
31, 2002







FORM 13F















Name of Report
ing Manager : W
alter F. Ha
rrison
III


(SEC USE ONLY)

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


It
em 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment
Discr
etion
Man
agers
Voting Authority (Shares)


Number
Value
Principal

(b)
Shared
See In
struc. V







Amount
(a) Sole
As
Defined    (c) Shared

(a) Sole     (b) Shared













































in I
nstr. V      Other




ASML HOLDING NV
Common
N07059111
479,189
18,888
X


Walter
Harrison
X


AG SERVICES OF AMERICA
Common
1250109
3,025,400
216,100
X


Walter
Harrison
X


AOL TIME WARNER
Common
00184A105
591,250
25,000
X


Walter
Harrison
X


ADVANTA CORP CL A
Class -A
7942105
127,600
10,000
X


Walter
Harrison
X


ADVANTA CORP CL B
Class -B
7942204
3,790,435
316,133
X


Walter
Harrison
X


AFFILIATED MANAGERS GROUP
Common
8252108
500,009
6,961
X


Walter
Harrison
X


ALLIANT TECHSYSTEMS INC
Common
18804104
22,576,506
221,360
X


Walter
Harrison
X


ALTERA CORP
Common
21441100
228,782
10,461
X


Walter
Harrison
X


AMERISERVE FINCL INC
Common
03074A102
595,200
120,000
X


Walter
Harrison
X


AMERICAN EAGLE OUTFITTERS INC
Common
2.55E+109
893,999
36,092
X


Walter
Harrison
X


AMERICAN EXPRESS CO
Common
25816109
352,420
8,604
X


Walter
Harrison
X


AMERICAN TECHNOLOGY CORP PFD
Common
30990345
1,677,765
403,309
X


Walter
Harrison
X


ANHTRACITE MORTGAGE CAPITAL INC
Common
37023108
4,230,390
367,860
X


Walter
Harrison
X


ANHTRACITE PREFERRED
Class B
37023207
222,240
11,112
X


Walter
Harrison
X


BANK NEW YORK INC
Common
64057102
19,413,660
462,010
X


Walter
Harrison
X


BRITESMILE  INC
Common
110415106
875,847
163,100
X


Walter
Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109
13,138,290
571,230
X


Walter
Harrison
X


CAPITAL CROSSING BANK
Common
140071101
6,315,900
284,500
X


Walter
Harrison
X


CENDANT CORP
Common
151313103
844,109
43,964
X


Walter
Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
3,298,100
306,800
X


Walter
Harrison
X


CLEAR CHANNEL COMMUNICATIONS
Common
184502102
287,536
5,593
X


Walter
Harrison
X


CNA FINANCIAL CORP
Common
126117100
9,371,479
315,538
X


Walter
Harrison
X


COMMERCE BANCORP INC
Common
200519106
252,024
5,613
X


Walter
Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109
13,024,068
594,978
X


Walter
Harrison
X


COMVERSE TECHNOLOGY INC
Common
205862402
268,921
21,225
X


Walter
Harrison
X


CONVERGYS CORP
Common
212485106
3,719,906
125,800
X


Walter
Harrison
X


COOKER RESTAURANTS (NEW)
Common
216284208
108
832
X


Walter
Harrison
X


CYBERONICS
Common
23251P102
5,406,219
338,100
X


Walter
Harrison
X


DVI INC
Common
233343102
11,137,520
605,300
X


Walter
Harrison
X


DELL COMPUTER
Common
247025109
408,152
15,632
X


Walter
Harrison
X


DISNEY WALT CO
Common
254687106
414,032
17,939
X


Walter
Harrison
X


ELECTROGLAS INC.
Common
285324109
3,373,240
199,600
X


Walter
Harrison
X


EVEREST REINSURANCE
Common
G3223R108
18,060,643
260,465
X


Walter
Harrison
X


EXPRESS SCRIPTS COMMON
Common
302182100
729,205
12,662
X


Walter
Harrison
X


FAIRFAX FINANCIAL
Common
30390110
40
2,000
X


Walter
Harrison
X


FEDL NATL MTGE ASSN
Common
313586109
24,166,096
302,530
X


Walter
Harrison
X


FIDELITY NATIONAL BANK
Common
316326107
659,250
25,000
X


Walter
Harrison
X


FIRST REPUBLIC BANCORP INC
Common
336158100
9,981,180
351,450
X


Walter
Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
15,496,210
407,795
X


Walter
Harrison
X


GENTEK INC
Common
37245X104
80,741
269,136
X


Walter
Harrison
X


GENERAL MOTORS
Common
370442832
459,893
27,957
X


Walter
Harrison
X


GENESCO INC
Common
371532102
731,487
26,532
X


Walter
Harrison
X


GOOD GUYS INC
Common
382091106
2,426,325
882,300
X


Walter
Harrison
X


GREENPOINT FINCL CORP
Common
395384100
874,000
20,000
X


Walter
Harrison
X


HCA-HEALTHCARE CO
Common
404119109
6,321,072
143,400
X


Walter
Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108
4,252,884
324,400
X


Walter
Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100
2,408,530
481,706
X


Walter
Harrison
X


I2 TECHNOLOGIES
Common
465754109
330,843
65,384
X


Walter
Harrison
X


ITLA CAP CORP
Common
450565106
7,130,475
288,100
X


Walter
Harrison
X


INTEL CORP
Common
458140100
12,223,604
401,960
X


Walter
Harrison
X


JP MORGAN CHASE & CO
Common
46625h100
178,250
5,000
X


Walter
Harrison
X


JABIL CIRCUIT
Common
466313103
339,961
14,448
X


Walter
Harrison
X


KEMET CORP
Common
488360108
677,950
35,000
X


Walter
Harrison
X


LAKES GAMING
Common
51206P109
2,669,426
384,090
X


Walter
Harrison
X


LA QUINTA PROPERTIES CORP
Common
50419Q409
589,875
82,500
X


Walter
Harrison
X


LATTICE SEMICONDUCTOR GROUP
Common
518415104
149,285
8,516
X


Walter
Harrison
X


LIBERTY MEDIA
Common
530718105
1,479,537
117,052
X


Walter
Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103
3,219,149
154,100
X


Walter
Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
304,671
32,690
X


Walter
Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
978,890
125,338
X


Walter
Harrison
X


MAYORS JEWELERS INC
Common
578462103
410,200
410,200
X


Walter
Harrison
X


MELLON FINANCIAL CORP
Common
58551A108
231,540
6,000
X


Walter
Harrison
X


METTLER TOLEDO INTL
Common
592688105
8,359,522
184,700
X


Walter
Harrison
X


METRIS COMPANIES
Common
591598107
800,000
40,000
X


Walter
Harrison
X


MICROSOFT INC
Common
594918104
344,249
5,708
X


Walter
Harrison
X


NS GROUP INC
Common
628916108
1,457,600
160,000
X


Walter
Harrison
X


NTL Inc.
Common
629407107
66,206
240,750
X


Walter
Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103
6,078,161
219,825
X


Walter
Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105
14,926,701
419,761
X


Walter
Harrison
X


OM GROUP INC
Common
670872100
14,583,272
201,705
X


Walter
Harrison
X


OCWEN FINANCIAL CORP
Common
675746101
2,620,283
397,615
X


Walter
Harrison
X


PAYPAL INC
Common
704508100
303,257
15,919
X


Walter
Harrison
X


PC TEL INC
Common
69325Q105
648,750
75,000
X


Walter
Harrison
X


PFF BANCORP
Common
69331W104
4,383,600
140,500
X


Walter
Harrison
X


PARK PLACE ENTERTAINMENT CORP
Common
700690100
15,201,875
1,440,936
X


Walter
Harrison
X


PETROLEUM GEO-SVCS A/S
Common-ADR
716597109
2,026,563
311,300
X


Walter
Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
Common
718154107
13,466,929
255,685
X


Walter
Harrison
X


PHOTRONICS
Common
719405102
1,828,166
54,200
X


Walter
Harrison
X


PULTE HOMES INC
Common
745867101
14,324,998
299,373
X


Walter
Harrison
X


PRICE COMMUNICATIONS
Common
741437305
304,907
17,285
X


Walter
Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
3,862,769
511,625
X


Walter
Harrison
X


PRUDENTIAL FINANCIAL INC
Common
744320102
1,186,110
38,200
X


Walter
Harrison
X


QWEST COMMUNICATIONS INTL INC
Common
749121109
353,460
43,000
X


Walter
Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101
18,879,604
384,670
X


Walter
Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
782,262
347,672
X


Walter
Harrison
X


REDWOOD TRUST INC
Common
758075402
11,668,055
428,500
X


Walter
Harrison
X


REPUBLIC FIRST BANCORP
Common
760416107
97,650
15,000
X


Walter
Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
25,383,000
846,100
X


Walter
Harrison
X


3COM CORP
Common
885535104
122,200
20,000
X


Walter
Harrison
X


RFS HOTEL INVESTORS INC
Common
74955J108
9,250,710
629,300
X


Walter
Harrison
X


SANMINA -SCI GROUP
Common
800907107
482,302
41,047
X


Walter
Harrison
X


SCHERING PLOUGH INC
Common
806605101
626,000
20,000
X


Walter
Harrison
X


SIX FLAGS INC
Common
83001P109
1,031,665
57,764
X


Walter
Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
2,512,108
512,675
X


Walter
Harrison
X


SPECTRASITE HOLDINGS
Common
84760T100
78,220
73,103
X


Walter
Harrison
X


STILWELL FINANCIAL INC
Common
860831106
367,350
15,000
X


Walter
Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209
5,420,531
99,150
X


Walter
Harrison
X


TIER TECHNOLOGIES
Common
88650Q100
5,739,127
325,163
X


Walter
Harrison
X


TRIAD HOSPITALS
Common
89579K109
403,209
11,728
X


Walter
Harrison
X


US BANCORP
Common
902973304
5,635,413
249,686
X


Walter
Harrison
X


VITESSE SEMICONDUCTOR CORP
Common
928497106
593,939
60,606
X


Walter
Harrison
X


WADDELL & REED FIN, INC
Common
930059100
110,795
3,635
X


Walter
Harrison
X


WASHINGTON MUTUAL, INC
Common
939322103
7,312,917
220,734
X


Walter
Harrison
X


WATERS CORP
Common
941848103
279,700
10,000
X


Walter
Harrison
X


WEB METHODS INC
Common
94768C108
9,494
551
X


Walter
Harrison
X


WMS INDS INC
Common
929297109
3,948,200
207,800
X


Walter
Harrison
X




Total
456,263,337









